Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 15, 2021
Entity Registrant Name	AVEO Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34655
Entity Tax Identification Number	04-3581650
Entity Address, Address Line One	30 Winter Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02108
City Area Code	857
Local Phone Number	400-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 16, 2021, AVEO Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing that the Board of Directors (the “Board”) of the Company elected Dr. Kevin Cullen as a member of the Board, effective April 15, 2021. Committee assignments for Dr. Cullen were not determined as of filing of the Original Form 8-K.This Form 8-K/A is being filed to report that on June 9, 2021, the Board appointed Dr. Cullen to its Audit Committee and Compensation Committee, effective immediately.
Amendment Flag	true
Entity Central Index Key	0001325879